CONTENT ASSETS (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Content assets, net	₽ 26,625		₽ 16,844		$ 296.9
Amortization of intangible assets	10,520	$ 117.3	7,631	₽ 5,949
Content Assets
Finite-Lived Intangible Assets [Line Items]
Content assets, net	26,625		16,844		296.9
Amortization of intangible assets	9,138	101.9	8,944	6,386
Licensed content, net
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	7,082	79.0	7,903	5,904
Licensed content, net
Finite-Lived Intangible Assets [Line Items]
Content assets, net	11,549		7,503		128.8
Advances for licensed content
Finite-Lived Intangible Assets [Line Items]
Content assets, net	3,665		1,723		40.8
Produced content, net
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	2,056	$ 22.9	1,041	₽ 482
Released, less amortization
Finite-Lived Intangible Assets [Line Items]
Content assets, net	3,792		2,427		42.3
Completed and not released
Finite-Lived Intangible Assets [Line Items]
Content assets, net	295		758		3.3
In production and in development
Finite-Lived Intangible Assets [Line Items]
Content assets, net	₽ 7,324		₽ 4,433		$ 81.7